SCHEDULE OF PRINCIPAL SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2025
Yunji Holding Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Dec. 20, 2017
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Zhejiang Youji Supply Chain Management Co Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Nov. 30, 2016
Percentage of direct or indirect	100.00%
Principal activities	Procurement
Zhejiang Jiyuan Network Technology Co Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Aug. 14, 2018
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise
Yunji Hongkong Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Aug. 25, 2015
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise
Hangzhou Yunchuang Sharing Network Technology Co ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Jun. 13, 2018
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Desking Technology hk Co Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Jul. 26, 2016
Percentage of direct or indirect	100.00%
Principal activities	Investment holding and Financing solution
Zhejiang Yunxuan Supply Chain Management Co Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Aug. 09, 2018
Percentage of direct or indirect	100.00%
Principal activities	Procurement
Hangzhou Jichuang Network Technology Co., Ltd. [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	May 23, 2016
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Zhejiang Jishang Preferred E-Commerce Co., Ltd. [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Apr. 22, 2016
Percentage of direct or indirect	100.00%
Principal activities	Procurement
Zhejiang Fengji Technology Co [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Jun. 02, 2020
Percentage of direct or indirect	100.00%
Principal activities	Real estate investment
Hangzhou Yunlian Technology Information Co., Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Jan. 04, 2024
Percentage of direct or indirect	100.00%
Principal activities	Real estate investment
Zhejiang Yunding Technology Information Co., Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Jan. 05, 2024
Percentage of direct or indirect	100.00%
Principal activities	Real estate investment